SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Details) $ / shares in Units, ¥ in Millions		12 Months Ended
	Jul. 13, 2020 USD ($) $ / shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term borrowings
Total		¥ 19,335		¥ 19,433	$ 2,765,000,000
Long-term Debt, Fair Value		14,000		22,800
Loan facility
Short-term borrowings
Short-term bank borrowings and current portion of long-term loans		12,159		13,832
Exchangeable Senior Notes
Short-term borrowings
Short-term bank borrowings and current portion of long-term loans		4,585		3,906		¥ 4,200
Debt instrument, maturity date	Jul. 01, 2027
Long-term Debt, Fair Value		4,600		3,900	656,000,000
Debt Instrument, Interest Rate, Stated Percentage	1.50%
Debt Instrument, Face Amount | $	$ 500,000,000
Exchangeable Senior Notes | Other Income Expenses
Short-term borrowings
Changes in fair value loss		(861)	$ (123,000,000)	(105)
Exchangeable Senior Notes | ADS
Short-term borrowings
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 40.36
Debt Instrument Principal Amount Denomination for Conversion Into Common Stock | $	$ 1,000
Debt Instrument, Convertible, Conversion Ratio	24.7795
Securitization debt
Short-term borrowings
Long-term debt, current maturities		2,191		1,666
Other [Member]
Short-term borrowings
Short-term bank borrowings and current portion of long-term loans		400		¥ 29
Short-term borrowings
Short-term borrowings
Short-term bank borrowings and current portion of long-term loans		¥ 12,200			$ 1,700,000,000
Weighted average interest rate		1.50%			1.50%
Line of credit facility outstanding amount		¥ 1,900
Credit facility, maximum borrowing capacity		6,300
Debt Instrument, Collateral Amount		¥ 2,700			$ 387,000,000
Revolving credit facility agreement
Short-term borrowings
Revolving debt securities, term		12 months	12 months
Minimum | Revolving credit facility agreement
Short-term borrowings
Weighted average interest rate		1.80%			1.80%
Maximum | Revolving credit facility agreement
Short-term borrowings
Weighted average interest rate		3.10%			3.10%